Organization And Principal Activities - Additional Information (Detail)	Dec. 06, 2021 CNY (¥)	Nov. 02, 2021 CNY (¥)	Oct. 09, 2021 USD ($)
Golden Stone Hong Kong Holding Limited [Member]
Organization And Principal Activities [Line Items]
Consideration | $			$ 94,192
Limited Partnership, Ownership Interest			1.00%
Jerryken Shanghai [Member]
Organization And Principal Activities [Line Items]
Consideration		¥ 49,494,900
Limited Partnership, Ownership Interest		82.49%
Other Shareholders [Member]
Organization And Principal Activities [Line Items]
Consideration	¥ 10,437,500
Limited Partnership, Ownership Interest	17.33%
Golden Stone HK [Member]
Organization And Principal Activities [Line Items]
Consideration	¥ 105,500
Limited Partnership, Ownership Interest	0.18%